Fees Summary	Aug. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,258,000
Previously Paid Amount	0.00
Total Fee Amount	3,626.23
Total Offset Amount	0.00
Net Fee	3,626.23
Narrative - Max Aggregate Offering Price	$ 26,258,000
Final Prospectus	true